RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate	2.59%	2.76%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.73%	2.74%
RPI [Member]
Rate of inflation:
Price Index	3.20%	3.23%
CPI [Member]
Rate of inflation:
Price Index	2.15%	2.18%
Life expectancy for member aged 60, on the valuation date [Member] | Men [Member]
Life expectancy for member aged 60, on the valuation date:
Life Expectancy	27 years 328 days	28 years 36 days
Life expectancy for member aged 60, on the valuation date [Member] | Women [Member]
Life expectancy for member aged 60, on the valuation date:
Life Expectancy	29 years 6 months	30 years 109 days
Life expectancy for member aged 60, 15 years after valuation date [Member] | Men [Member]
Life expectancy for member aged 60, on the valuation date:
Life Expectancy	28 years 328 days	29 years 109 days
Life expectancy for member aged 60, 15 years after valuation date [Member] | Women [Member]
Life expectancy for member aged 60, on the valuation date:
Life Expectancy	30 years 255 days	31 years 255 days